Expense Example	Feb. 28, 2026 USD ($)
ALPS Global Opportunity Fund | Investor Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 205
Expense Example, with Redemption, 3 Years	633
Expense Example, with Redemption, 5 Years	1,087
Expense Example, with Redemption, 10 Years	2,345
ALPS Global Opportunity Fund | Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	523
Expense Example, with Redemption, 3 Years	938
Expense Example, with Redemption, 5 Years	1,377
Expense Example, with Redemption, 10 Years	2,594
ALPS Global Opportunity Fund | Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	365
Expense Example, with Redemption, 3 Years	833
Expense Example, with Redemption, 5 Years	1,426
Expense Example, with Redemption, 10 Years	3,031
ALPS Global Opportunity Fund | Class I Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	165
Expense Example, with Redemption, 3 Years	528
Expense Example, with Redemption, 5 Years	915
Expense Example, with Redemption, 10 Years	1,999
ALPS Global Opportunity Fund | Class R Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	215
Expense Example, with Redemption, 3 Years	670
Expense Example, with Redemption, 5 Years	1,151
Expense Example, with Redemption, 10 Years	2,477
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund | Investor Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	145
Expense Example, with Redemption, 3 Years	448
Expense Example, with Redemption, 5 Years	772
Expense Example, with Redemption, 10 Years	1,675
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund | Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	465
Expense Example, with Redemption, 3 Years	757
Expense Example, with Redemption, 5 Years	1,069
Expense Example, with Redemption, 10 Years	1,940
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund | Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	308
Expense Example, with Redemption, 3 Years	655
Expense Example, with Redemption, 5 Years	1,125
Expense Example, with Redemption, 10 Years	2,408
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund | Class I Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	117
Expense Example, with Redemption, 3 Years	364
Expense Example, with Redemption, 5 Years	629
Expense Example, with Redemption, 10 Years	1,376
ALPS Balanced Opportunity Fund | Investor Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	117
Expense Example, with Redemption, 3 Years	614
Expense Example, with Redemption, 5 Years	1,133
Expense Example, with Redemption, 10 Years	2,532
ALPS Balanced Opportunity Fund | Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	438
Expense Example, with Redemption, 3 Years	917
Expense Example, with Redemption, 5 Years	1,418
Expense Example, with Redemption, 10 Years	2,767
ALPS Balanced Opportunity Fund | Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	288
Expense Example, with Redemption, 3 Years	824
Expense Example, with Redemption, 5 Years	1,480
Expense Example, with Redemption, 10 Years	3,205
ALPS Balanced Opportunity Fund | Class I Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	551
Expense Example, with Redemption, 5 Years	1,039
Expense Example, with Redemption, 10 Years	2,360
ALPS | Smith Total Return Bond Fund | Investor Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	91
Expense Example, with Redemption, 3 Years	301
Expense Example, with Redemption, 5 Years	528
Expense Example, with Redemption, 10 Years	1,181
ALPS | Smith Total Return Bond Fund | Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	314
Expense Example, with Redemption, 3 Years	525
Expense Example, with Redemption, 5 Years	754
Expense Example, with Redemption, 10 Years	1,411
ALPS | Smith Total Return Bond Fund | Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	262
Expense Example, with Redemption, 3 Years	538
Expense Example, with Redemption, 5 Years	939
Expense Example, with Redemption, 10 Years	2,059
ALPS | Smith Total Return Bond Fund | Class I Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	60
Expense Example, with Redemption, 3 Years	221
Expense Example, with Redemption, 5 Years	397
Expense Example, with Redemption, 10 Years	904
ALPS | Smith Short Duration Bond Fund | Investor Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	252
Expense Example, with Redemption, 5 Years	439
Expense Example, with Redemption, 10 Years	977
ALPS | Smith Short Duration Bond Fund | Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	304
Expense Example, with Redemption, 3 Years	474
Expense Example, with Redemption, 5 Years	658
Expense Example, with Redemption, 10 Years	1,191
ALPS | Smith Short Duration Bond Fund | Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	252
Expense Example, with Redemption, 3 Years	481
Expense Example, with Redemption, 5 Years	834
Expense Example, with Redemption, 10 Years	1,828
ALPS | Smith Short Duration Bond Fund | Class I Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	50
Expense Example, with Redemption, 3 Years	177
Expense Example, with Redemption, 5 Years	315
Expense Example, with Redemption, 10 Years	717
ALPS | Smith Credit Opportunities Fund | Investor Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	122
Expense Example, with Redemption, 3 Years	413
Expense Example, with Redemption, 5 Years	725
Expense Example, with Redemption, 10 Years	1,609
ALPS | Smith Credit Opportunities Fund | Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	345
Expense Example, with Redemption, 3 Years	626
Expense Example, with Redemption, 5 Years	929
Expense Example, with Redemption, 10 Years	1,788
ALPS | Smith Credit Opportunities Fund | Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	293
Expense Example, with Redemption, 3 Years	616
Expense Example, with Redemption, 5 Years	1,064
Expense Example, with Redemption, 10 Years	2,306
ALPS | Smith Credit Opportunities Fund | Class I Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	323
Expense Example, with Redemption, 5 Years	573
Expense Example, with Redemption, 10 Years	1,289
ALPS Asset Allocation Growth & Income | Investor Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	82
Expense Example, with Redemption, 3 Years	255
Expense Example, with Redemption, 5 Years	444
Expense Example, with Redemption, 10 Years	989
ALPS Asset Allocation Growth & Income | Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	404
Expense Example, with Redemption, 3 Years	572
Expense Example, with Redemption, 5 Years	755
Expense Example, with Redemption, 10 Years	1,282
ALPS Asset Allocation Growth & Income | Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	258
Expense Example, with Redemption, 3 Years	489
Expense Example, with Redemption, 5 Years	844
Expense Example, with Redemption, 10 Years	1,843
ALPS Asset Allocation Growth & Income | Class I Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	56
Expense Example, with Redemption, 3 Years	176
Expense Example, with Redemption, 5 Years	307
Expense Example, with Redemption, 10 Years	689
Kotak India Equity Fund | Investor Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	130
Expense Example, with Redemption, 3 Years	406
Expense Example, with Redemption, 5 Years	702
Expense Example, with Redemption, 10 Years	1,543
Kotak India Equity Fund | Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	451
Expense Example, with Redemption, 3 Years	718
Expense Example, with Redemption, 5 Years	1,004
Expense Example, with Redemption, 10 Years	1,818
Kotak India Equity Fund | Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	300
Expense Example, with Redemption, 3 Years	618
Expense Example, with Redemption, 5 Years	1,062
Expense Example, with Redemption, 10 Years	2,293
Kotak India Equity Fund | Class I Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	95
Expense Example, with Redemption, 3 Years	296
Expense Example, with Redemption, 5 Years	514
Expense Example, with Redemption, 10 Years	1,142
Kotak India Equity Fund | Class II Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	268
Expense Example, with Redemption, 5 Years	475
Expense Example, with Redemption, 10 Years	1,071
ALPS | CoreCommodity Natural Resources ETF | ALPS | CoreCommodity Natural Resources ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	40
Expense Example, with Redemption, 3 Years	$ 125